Indebtedness - Convertible Senior Notes - Additional Information (Detail)			3 Months Ended	12 Months Ended
	Mar. 02, 2015 USD ($) $ / shares	Nov. 12, 2013 USD ($) $ / shares	Apr. 30, 2015 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Dec. 05, 2013 USD ($)	Nov. 05, 2013 USD ($)
Debt Instrument [Line Items]
Debt instrument, converted amount					$ 55,500,000
Gain on extinguishment of debt					4,236,000
8.0 % Senior Secured Second Lien Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 100,000,000
Debt instrument, stated percentage	8.00%
Debt instrument frequency of periodic payment				The 8.0% Convertible Notes are senior, secured obligations of Layne, with interest payable on May 1 and November 1 of each year
Debt instrument maturity, Beginning date	May 01, 2015
Debt instrument, extended maturity date	Aug. 15, 2018
Common stock initial conversion rate	85.4701
Common stock conversion principal amount	$ 1,000
Initial conversion price per share | $ / shares	$ 11.70
Increase in applicable interest rate margin	9.00%
Debt instrument, converted amount	$ 49,900,000
8.0 % Senior Secured Second Lien Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption price	140.00%
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 110,000,000		$ 69,500,000	69,500,000
Debt instrument, stated percentage		4.25%		4.25%
Debt instrument issuance date				Nov. 12, 2013
Debt instrument frequency of periodic payment				The 4.25% Convertible Notes bear interest at a rate of 4.25% per year, payable semi-annually in arrears in cash on May 15 and November 15 of each year
Debt instrument maturity, Beginning date				May 15, 2014
Debt instrument, extended maturity date	Oct. 15, 2019			Nov. 15, 2018
Common stock initial conversion rate		43.6072
Common stock conversion principal amount		$ 1,000
Initial conversion price per share | $ / shares		$ 22.93
Redemption price percentage of principal amount redeemed		100.00%
Increase in applicable interest rate margin		5.25%
Aggregate principal amount							$ 106,000,000
Discount rate				9.00%			8.00%
Carrying amount of equity component				$ 3,106,000	3,106,000		$ 19,000,000
Discount and commission and the offering costs		$ 800,000
Deferred taxes							$ 7,100,000
Convertible notes maturing period		5 years
Debt instrument, original debt converted	$ 55,500,000
Convertible notes fair value	42,100,000
Transaction costs allocated to liability component	900,000
Gain on extinguishment of debt			$ 4,200,000
Debt instrument remaining exchange consideration	7,800,000
Transaction costs allocated to equity component	$ 200,000
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Additional aggregate principal amount						$ 15,000,000
Convertible Senior Notes [Member] | 4.25% notes due 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of redemption price		130.00%
Convertible Senior Notes [Member] | 8.0 % Senior Secured Second Lien Convertible Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount				$ 99,898,000	$ 99,898,000
Debt instrument, stated percentage	8.00%